Disposition of Property - Summary of Details of Disposition Activity (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net Gain on Disposition	$ 0	$ 0	$ 20,619	$ 20,619	$ 0
Overton Trails | Texas
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Contract Sales Price		$ 64,000	64,000	64,000
Net Gain on Disposition			20,619	20,619
Revenue Attributable to Property Sold			1,145	1,143
Net Loss to Property Sold			$ (249)	$ (249)